Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 1,735,470	$ 222,974	$ 685,245	$ 33,091